Operating Segments (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Operating Segments [Abstract]
Revenues by segement [Table Text Block]
REVENUES

	Total revenues			Intersegment revenues(a)			External revenues
(In millions)	2014	2013	2012	2014	2013	2012	2014	2013	2012

CLL	$14,630	$14,316	$16,458	$18	$31	$47	$14,612	$14,285	$16,411
Consumer	15,023	15,741	15,303	-	15	3	15,023	15,726	15,300
Energy Financial
Services	1,697	1,526	1,508	-	-	-	1,697	1,526	1,508
GECAS	5,242	5,346	5,294	-	-	-	5,242	5,346	5,294
GECC corporate
items and eliminations	3,164	3,223	3,147	(18)	(46)	(50)	3,182	3,269	3,197
Total	$39,756	40,152	41,710	-	$-	$-	39,756	$40,152	$41,710

(a) Sales from one component to another generally are priced at equivalent commercial selling prices.

Disclosure Operating Segment Interest And Financial Charges And Provision Benefit For Income Taxes [Table Text Block]
	Depreciation and amortization			Provision (benefit) for income taxes
(In millions)	2014	2013	2012	2014	2013	2012

CLL	4,052	4,225	4,262	701	143	742
Consumer	251	242	228	736	(7)	1,141
Energy Financial Services	142	66	64	(193)	(141)	(186)
GECAS	2,352	2,655	2,065	(78)	(106)	5
GECC corporate items
and eliminations	95	98	89	(804)	(410)	(619)
Total	$6,892	$7,286	$6,708	$362	(521)	1,083

	Interest on loans(a)			Interest expense(b)
(In millions)	2014	2013	2012	2014	2013	2012

CLL	$4,065	$4,510	$5,121	$3,308	$3,558	$4,515
Consumer	11,849	11,855	11,631	2,611	2,669	3,294
Energy Financial Services	79	125	136	564	577	675
GECAS	305	344	398	1,381	1,406	1,520
GECC corporate items
and eliminations	88	81	64	(546)	(220)	(292)
Total	16,386	16,915	17,350	7,318	7,990	9,712

(a) Represents one component of Revenues from services, see Note 12.

(b) Represents total interest expense, see Statement of Earnings.

Assets by segment [Table Text Block]
	Assets(a)(b)(c)			Property, plant and equipment additions
	At December 31,			For the years ended December 31,
(In millions)	2014	2013	2012	2014	2013	2012

CLL	$172,380	$174,357	$181,375	$6,510	$6,673	$6,830
Consumer	135,987	132,236	138,002	116	62	76
Energy Financial Services	15,467	16,203	19,185	-	-	-
GECAS	42,625	45,876	49,420	3,747	3,223	4,944
GECC corporate items and eliminations	134,946	149,862	153,194	37	20	26
Total	$501,405	$518,534	$541,176	$10,410	$9,978	$11,876

(a) Assets of discontinued operations are included in GECC corporate items and eliminations for all periods presented.

(b) Total assets of the CLL, Consumer, Energy Financial Services and GECAS operating segments at December 31, 2014, include investment in and advances to associated companies of $5,023 million, $4,440 million, $6,911 million and $378 million, respectively. Investments in and advances to associated companies contributed approximately of $295 million, $223 million, $402 million and $262 million, respectively, to segment pre-tax income of the CLL, Consumer, Energy Financial Services and GECAS operating segments, for the year ended December 31, 2014.

(c) Aggregate summarized financial information for significant associated companies assuming a 100% ownership interest included total assets at December 31, 2014, and 2013 of $78,632 million and $78,291 million, respectively. Assets were primarily financing receivables of $46,481 million and $41,502 million at December 31, 2014, and 2013, respectively. Total liabilities at December 31, 2014, and 2013 were $57,273 million and $53,991 million, respectively, comprised primarily of bank deposits $1,853 million and $4,935 million at December 31, 2014, and 2013, respectively, and debt of $39,147 million and $36,111 million at December 31, 2014, and 2013, respectively. Revenues for 2014, 2013 and 2012, totaled $37,823 million, $15,994 million and $17,502 million, respectively, and net earnings for 2014, 2013 and 2012 totaled $(1,539) million, $2,389 million and $2,834 million, respectively.